Note 11 - Income Per Common Share (Tables)	9 Months Ended
Jul. 31, 2024
Statement Line Items [Line Items]
Earnings per share [text block]
(thousands of Canadian dollars, except shares outstanding and per share amounts)
	for the three months ended		for the nine months ended
	July 31	July 31	July 31	July 31
	2024	2023	2024	2023

Net income	$9,705	$10,003	$34,232	$29,683
Less: dividends on preferred shares	(247)	(247)	(741)	(741)
	9,458	9,756	33,491	28,942

Weighted average number of common shares outstanding	25,964,424	25,957,755	25,964,424	26,386,915

Income per common share:	$0.36	$0.38	$1.29	$1.10